Supplementary Information, Capitalized costs relating to oil and gas producing activities (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Brazil [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	$ 49,282	$ 3,976
Proved oil and gas properties	35,506	28,397
Support equipments	52,408	44,433
Gross capitalized costs	137,196	76,806
Depreciation and depletion	(40,774)	(34,372)
Gross Capitalized Cost After Depreciation And Depletion	96,422	42,434
Construction and installations in progress	33,491	27,664
Net capitalized costs	129,913	70,098
South America [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	333	75
Proved oil and gas properties	3,288	3,369
Support equipments	1,142	1,151
Gross capitalized costs	4,763	4,595
Depreciation and depletion	(2,556)	(2,996)
Gross Capitalized Cost After Depreciation And Depletion	2,207	1,599
Construction and installations in progress	5	9
Net capitalized costs	2,212	1,608
North America [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	1,525	1,224
Proved oil and gas properties	1,779	1,133
Support equipments	0	0
Gross capitalized costs	3,304	2,357
Depreciation and depletion	(408)	(294)
Gross Capitalized Cost After Depreciation And Depletion	2,896	2,063
Construction and installations in progress	0	0
Net capitalized costs	2,896	2,063
Africa [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	571	621
Proved oil and gas properties	2,850	2,480
Support equipments	39	186
Gross capitalized costs	3,460	3,287
Depreciation and depletion	(751)	(425)
Gross Capitalized Cost After Depreciation And Depletion	2,709	2,862
Construction and installations in progress	0	0
Net capitalized costs	2,709	2,862
Others [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	2	7
Proved oil and gas properties	11	0
Support equipments	14	78
Gross capitalized costs	27	85
Depreciation and depletion	(2)	(1)
Gross Capitalized Cost After Depreciation And Depletion	25	84
Construction and installations in progress	0	596
Net capitalized costs	25	680
International [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	2,431	1,927
Proved oil and gas properties	7,928	6,982
Support equipments	1,195	1,416
Gross capitalized costs	11,554	10,325
Depreciation and depletion	(3,717)	(3,716)
Gross Capitalized Cost After Depreciation And Depletion	7,837	6,609
Construction and installations in progress	5	605
Net capitalized costs	7,842	7,214
Total [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	51,713	5,903
Proved oil and gas properties	43,434	35,379
Support equipments	53,603	45,849
Gross capitalized costs	148,750	87,131
Depreciation and depletion	(44,491)	(38,088)
Gross Capitalized Cost After Depreciation And Depletion	104,258	49,043
Construction and installations in progress	33,496	28,269
Net capitalized costs	137,755	77,312
Total [Member]
Capitalized Costs Relating To Oil And Gas Producing Activities By Geographic Area [Line Items]
Unproved oil and gas properties	0	0
Proved oil and gas properties	338	730
Support equipments	1	1
Gross capitalized costs	339	731
Depreciation and depletion	(113)	(137)
Gross Capitalized Cost After Depreciation And Depletion	0	594
Construction and installations in progress	226	0
Net capitalized costs	$ 226	$ 594